LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Legal Settlements Acquisition And Restructuring Expenses And Impairment [Abstract]
Legal settlements	$ 19	$ (4)
Impairment of long-lived assets	87	11
Restructuring expenses	43	22
Total	$ 149	$ 29